5. Convertible Promissory Notes: Schedule of Debt (Tables)	3 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Debt

	As at March 31, 2017	As at December 31, 2016
	$	$
Face value of convertible promissory notes issued	2,455,000	2,230,000
Day one derivative loss recognized during the year	35,249	26,309
Discount recognized at issuance due to embedded derivatives	(1,389,256)	(1,155,660)
Cash financing costs	(174,800)	(155,300)
Accretion expense	630,797	363,363
Accreted value of convertible promissory notes	1,556,990	1,308,712